Other equity - Summary of Debenture Redemption Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	₨ 126,373		₨ 64,745	₨ 78,848
Ending balance	118,400	$ 1,441	126,373	64,745
Debentures Redemption Reserve
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	1,256		1,602	2,296
Debenture redemption reserve created during the year			5	117
Recognition of non-controlling interests pursuant to the Transaction			(188)
Allocation of other equity to non controlling interest	50		(23)
Debenture redemption reserve transferred to retained earnings /(losses) during the year	(106)		(140)	(811)
Ending balance	₨ 1,200	$ 15	₨ 1,256	₨ 1,602